INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 42,362,849	$ 50,109,751	$ 56,633,867
Reversal	(932,833)	(5,708,268)	(5,168,917)
Foreign exchange effect	(2,700,808)	(2,038,634)	(1,355,199)
Ending Balance	$ 38,729,208	$ 42,362,849	$ 50,109,751